2 SIGNIFICANT ACCOUNTING POLICIES: Intangible Assets (Policies)	12 Months Ended
Dec. 31, 2018
Policies
Intangible Assets

Intangible Assets

Intangible assets are recorded at cost when internally generated assets and at fair value when acquired during a business acquisition. Intangible assets are amortized over their estimated useful lives as follows:

Software platform	5 years	Straight-line
Acquired intellectual property	5 years	Straight-line
Acquired customer relationships	5 years	Straight-line
Acquired music label contracts	5 years	Straight-line

Software platform

Certain costs incurred in connection with the development of software to be used internally or for providing services to customers are capitalized once a project has progressed beyond a conceptual, preliminary stage to that of application development. Development costs that are directly attributable to the design and testing of identifiable and unique software products controlled by the Company are recognized as intangible assets when the following criteria are met:

•   It is technically feasible to complete the software product so that it will be available for use;

•   Management intends to complete the software product and use or sell it;

•   There is an ability to use or sell the software product;

•   It can be demonstrated how the software product will generate probable future economic benefits;

•   Adequate technical, financial and other resources to complete the development and to use or sell the software product are available; and

•   The expenditure attributable to the software product during its development can be reliably measured.

Costs that qualify for capitalization include both internal and external costs. These costs are amortized over their expected useful lives estimated at 5 years. Residual values are reviewed at the end of each reporting period and adjusted if appropriate.

Acquired intellectual property

The Company acquired intellectual properties from various acquisitions. The acquired intellectual properties are an intelligent learning platform, a customer loyalty management platform and a rewards platform. These acquired intellectual properties are being amortized over the estimated useful life of 5 years.

Acquired customer relationships

The Company acquired customer relationships from various acquisitions. The acquired customer relationships represent the customer base and corresponding contracts that have been generating revenue for the acquired businesses in prior and current fiscal periods. The value of these acquired customer relationships is being amortized over the estimated useful life of 5 years.

Acquired music label contracts

The Company acquired music label contracts from a past acquisition. The acquired music label contracts represent contracts with music labels that provide for the procurement of music content at wholesale pricing and that are then sold for profit to customers as part of customer revenue contracts that have been generating revenue in prior and current fiscal periods. The value of these acquired music label contracts is being amortized over the estimated useful life of 5 years.

Critical judgement and accounting estimates

The preparation of these consolidated financial statements requires management to make certain estimates, judgments and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported expenses during the period. Significant assumptions about the future and other sources of estimation uncertainty that management has made at the end of the reporting period relate to provisions for receivables, depreciation, impairment testing, determining the fair value of identifiable assets acquired and liabilities assumed in a business combination, determining the risk free rate of return, expected volatility and future market conditions when calculating the fair value of stock options and warrants, and determining fair values of financial instruments. Actual results could differ from these estimates due to the underlying uncertainty that could result in a material adjustment to the carrying amounts of assets, liabilities, and equity in the event that actual results differ from assumptions made, relate to, but are not limited to, the following:

i) The recoverability of accounts receivable and the expected credit loss allowance that are included in the consolidated statements of financial position are based on historical collection of receivables.

ii) The inputs used in accounting for share-based payments expense included in profit and loss calculated using the Black-Scholes option pricing model (Note 9).

iii) The carrying value of intangible assets (capitalized software development, customer relationships, intellectual property and music label contracts) that are included in the consolidated statements of financial position are based on management assessments of the recoverable amount of the asset. As well, management estimates on the capitalized costs that are directly attributable to the development of the intangible asset (Note 6).

iv) The estimates used in determining the fair value for the Derivative Liability, which is composed of valuations of Financing warrants, as defined and described in Note 8, utilizes estimates made by management in determining the appropriate input variables in the Black-Scholes valuation model as disclosed in Note 8.

v) The carrying value of goodwill and intangibles acquired from acquisitions and estimates on any assumptions underlying the analysis of impairment.

vi) The purchase price allocation corresponding to completed acquisitions and the related contingent considerations (Note 10).